GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN
Net (Loss) Income	$ (23,738,837)	$ (6,747,453)	$ 6,944,691
Reported cash	1,601,481
Cash flow from operating activity	1,601,481	(31,213,199)	(3,393,204)
Cash and cash equivalents	6,679,077	$ 4,751,538	$ 6,576,658
Short-term investments	3,082,990
Current liabilities	$ 11,860,919
Bank borrowings term	1 year